Government Grants And Assistance - Shedule Of Government Grants And Assistance Received (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Line Items]
Government Assistance Amount, Cumulative Current	$ 122,542	$ 288,515
NRC-IRAP Specified Research And Development Funding Activities [Member]
Government Assistance [Line Items]
Government Assistance Amount, Cumulative Current	122,542	277,117
Bio Talent Canada [Member]
Government Assistance [Line Items]
Government Assistance Amount, Cumulative Current	$ 0	$ 11,398